Taxes and payroll charges payable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Taxes and Payroll Charges Payable

	12.31.2019	12.31.2018
INSS (social security contribution) (i)	52.6	105.2
IPI (manufacturing tax)	4.2	0.3
PIS and COFINS (ii)	3.6	1.6
IRRF (withholding tax)	1.4	11.8
Others	6.5	7.7

	68.3	126.6

Current portion	54.9	68.4
Non-current portion	13.4	58.2